FAIR VALUE OF ASSETS AND LIABILITIES -Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents	¥ 2,864,543	$ 449,511	¥ 2,469,909
Restricted cash	80,800	12,679	237,239	¥ 71,056
Loans at fair value	73,734	11,571	192,156
Available-for-sale investments	177,360	27,832	175,515
Liabilities
Payable to investors at fair value (Note 1)	50,686	$ 7,954	52,623
Recurring
Assets
Cash and cash equivalents	2,864,543		2,469,909
Restricted cash	80,800		237,239
Loans at fair value	73,734		192,156
Available-for-sale investments	177,360		175,515
Total Assets	3,196,437		3,074,819
Liabilities
Payable to investors at fair value (Note 1)	93,109		161,996
Total Liabilities	93,109		161,996
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents	2,864,543		2,469,909
Restricted cash	80,800		237,239
Available-for-sale investments	88,987		73,990
Total Assets	3,034,330		2,781,138
Recurring | Level 2 Inputs
Assets
Available-for-sale investments	47,000		60,000
Total Assets	47,000		60,000
Recurring | Level 3 Inputs
Assets
Loans at fair value	73,734		192,156
Available-for-sale investments	41,373		41,525
Total Assets	115,107		233,681
Liabilities
Payable to investors at fair value (Note 1)	93,109		161,996
Total Liabilities	¥ 93,109		¥ 161,996